Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of accumulated other comprehensive loss, net of tax
	Foreign currency translation	Total
	$	$

Balance as of January 1, 2016	(1,149)	(1,149)
Current year other comprehensive loss	(1,477)	(1,477)
Balance as of December 31, 2016	(2,626)	(2,626)
Current year other comprehensive income	2,119	2,119
Balance as of December 31, 2017	(507)	(507)
Current year other comprehensive loss	(1,636)	(1,636)
Balance as of December 31, 2018	(2,143)	(2,143)